1933 Act File No. 33-48847
                                                     1940 Act File No. 811-07021

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                     ----------

     Pre-Effective Amendment No.                      ..............
                                ----------------------               ----------

     Post-Effective Amendment No.                19   ..............       X
                                 ---------------------               ----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                     ----------

     Amendment No.      20      .................................... X
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                          INVESTMENT SERIES FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)
   X     on December 31, 1999 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a) (i) on ________________ pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

                  Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037


PROSPECTUS

FEDERATED BOND FUND

A Portfolio of Investment Series Funds, Inc.
(Effective on or about February 1, 2000, Investment Series Funds, Inc. will be named Federated Investment Series Funds, Inc.)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            7
What do Shares Cost?                                             8
How is the Fund Sold?                                           11
How to Purchase Shares                                          11
How to Redeem and Exchange Shares                               13
Account and Share Information                                   15
Who Manages the Fund?                                           16
Financial Information                                           17


--------------------

 NOT FDIC INSURED

 MAY LOSE VALUE

 NO BANK GUARANTEE

--------------------

DECEMBER 31, 1999


RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES?


The Fund invests at least 65% of its assets in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING
IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:


Interest Rate Risks

Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks

There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risks

The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Risks Associated with Non-Investment Grade Securities

The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class B Shares of Federated Bond Fund as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5.00% up to 15.00%. The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class B Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are: 4.60%, 10.09% and 4.72%.]


The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.


The Fund's Class B Shares are sold subject to a contingent deferred sales charge
(load). The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class B Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.92%).

Within the period shown in the Chart, the Fund's Class B Shares highest quarterly return was 4.18% (quarter ended June 30, 1997). Its lowest quarterly return was (1.91%) (quarter ended March 31, 1996).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares, Class B Shares, and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's Class A Shares, Class B Shares, and Class C Shares total returns averaged over a period of years relative to the Lehman Brothers Corporate Bond Index (LBCBI), which is a broad-based market index, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB), an average of funds with similar investment objectives. The LBCBI is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch IBCA, Inc. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



                                    Start of
Calendar Period                         1 Year          Performance/1/
-----------------------------------------------------------------------
Class A                                 0.81%           6.92%
-----------------------------------------------------------------------
Class B                                 (0.70%)         6.79%
-----------------------------------------------------------------------
Class C                                 3.75%           7.51%
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LBCBI                                   8.57%           8.69%
-----------------------------------------------------------------------
LCDBBB                                  6.09%           8.03%
-----------------------------------------------------------------------



1 The start of performance dates for Class A Shares, Class B Shares, and Class C Shares was June 28, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class B Shares or Class C Shares.


Shareholder Fees                                                                             Class A       Class
B       Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.50% None None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
  redemption proceeds, as applicable)                                                        None
5.50%         1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
  (as a percentage of offering price)                                                        None
None          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
None          None
Exchange Fee                                                                                 None
None          None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                            0.75%
0.75%         0.75%
Distribution (12b-1) Fee                                                                     0.25%/3/
0.75%         0.75%
Shareholder Services Fee                                                                     0.25%/4/
0.25%         0.25%
Other Expenses                                                                               0.22%
0.22%         0.22%
Total Annual Fund Operating Expenses                                                         1.47%
1.97%/5/      1.97%
-------------------------------------------------------------------------------------------------------------------------------
1 Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain
   amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1999.
   Total Waivers of Fund Expenses                                                            0.41%
0.11%         0.11%
   Total Actual Annual Fund Operating Expenses (after waivers) 1.06% 1.86% 1.86%
2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time.
   The management fee paid by the Fund (after the voluntary waiver) was 0.64%
for the fiscal year ended October 31, 1999. 3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1999.
Class A Shares has no
   present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31,
2000.
4  The shareholder services provider has voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be
   terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.20%
   for the fiscal year ended October 31, 1999.
5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses)
approximately eight years after purchase.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares, and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares, and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class                1 Year       3 Years      5 Years        10 Years
----------------------------------------------------------------------------
Class A
Expenses assuming
redemption                   $593        $  894       $1,217          $2,128
----------------------------------------------------------------------------
Expenses assuming no
redemption                   $593        $  894       $1,217          $2,128
----------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------
Expenses assuming
redemption                   $750        $1,018       $1,262          $2,167
----------------------------------------------------------------------------
Expenses assuming no
redemption                   $200        $  618       $1,062          $2,167
----------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------
Expenses assuming            $300        $  618       $1,062          $2,296
redemption
----------------------------------------------------------------------------
Expenses assuming no         $200        $  618       $1,062          $2,296
redemption


WHAT ARE THE FUND'S
INVESTMENT STRATEGIES?

Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic investment grade debt securities, including corporate debt securities and U.S. government obligations. Investment grade debt securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

  The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's credit risk (in the case of corporate securities) in order to complete the analysis.

  Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of corporate debt securities, when available, while attempting to limit the associated credit risks. The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

  The Fund may invest up to 35% of its portfolio in non-investment grade fixed income securities, which are rated BB or lower by an NRSRO. The non- investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Fund may invest in non-investment grade securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser.

  The Adviser may invest a portion of the Fund's assets in corporate debt securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.


  The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook, but the Fund has no set duration parameters. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:


 .  current and expected U.S. growth;

 .  current and expected interest rates and inflation;

 .  the U.S. Federal Reserve Board's monetary policy; and

 .  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL
SECURITIES IN WHICH THE
FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Substantially all of the Fund's foreign securities are denominated in U.S. dollars.

INVESTING IN SECURITIES OF OTHER
INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RATINGS

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

  Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc., also known as junk bonds or high yield bonds, have speculative characteristics.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

RISKS ASSOCIATED WITH NONINVESTMENT
GRADE SECURITIES

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities as determined by an independent pricing service.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                    Minimum           Maximum Sales Charge
                    Initial/          ----------------------------
                    Subsequent        Front-End     Contingent
                    Investment        Sales         Deferred Sales
Shares Offered      Amounts/1/        Charge/2/     Charge/3/
------------------------------------------------------------------
Class A             $1,500/$100       4.50%         0.00%
Class B             $1,500/$100       None          5.50%
Class C             $1,500/$100       None          1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.


2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


Class A Shares
--------------------------------------------------------------------
                               Sales Charge           Sales Charge
                               as a Percentage        as Percentage
Purchase Amount                of Public              of NAV
                               Offering Price
Less than $100,000             4.50%                  4.71%
--------------------------------------------------------------------
$100,000 but less than
$250,000                       3.75%                  3.90%
--------------------------------------------------------------------
$250,000 but less than
$500,000                       2.50%                  2.56%
--------------------------------------------------------------------
$500,000 but less than
$1 million                     2.00%                  2.04%
--------------------------------------------------------------------
$1 million or greater/1/       0.00%                  0.00%
--------------------------------------------------------------------


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:

 .  by you, your spouse, and your children under age 21; or

 . of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 .  within 120 days of redeeming Shares of an equal or lesser amount;

 .  by exchanging shares from the same share class of another Federated Fund
   (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 .  through investment professionals that receive no portion of the sales charge;

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares
----------------------------------------------------------------
A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.


Class B Shares
----------------------------------------------------------------
Shares held Up To:                                         CDSC
----------------------------------------------------------------
1 year                                                     5.50%
----------------------------------------------------------------
2 years                                                    4.75%
----------------------------------------------------------------
3 years                                                    4.00%
----------------------------------------------------------------
4 years                                                    3.00%
----------------------------------------------------------------
5 years                                                    2.00%
----------------------------------------------------------------
6 years                                                    1.00%
----------------------------------------------------------------
7 years or more                                            0.00%
----------------------------------------------------------------


Class C Shares
----------------------------------------------------------------
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:


 .  purchased with reinvested dividends or capital gains;


 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;

 . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments;

 .  if, after you purchase Shares, you become disabled as defined by the IRS;

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution; or

 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares, and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 . Send your payment to the Fund by Federal Reserve wire or check according to the instructions in the sections "By Wire" or "By Check."

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND
EXCHANGE SHARES

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed or exchanged;

 .  signatures of all shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days;

 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 .  ensure that the account registrations are identical;

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP)
On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

 .  you redeem 12% or less of your account value in a single year;

 .  you reinvest all dividends and capital gains distributions; and

 .  your account has at least a $10,000 balance when you establish the SWP.
   (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND
SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino


Joseph M. Balestrino has been the Fund's Portfolio Manager since June 1992. He is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Mark E. Durbiano


Mark E. Durbiano has been the Fund's Portfolio Manager since June 1992. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                             1999/1/            1998               1997
1996          1995/2/
Net Asset Value, Beginning of Period                $9.82           $10.02             $9.72
$9.76           $9.64
Income From Investment Operations:
Net investment income                                0.67             0.70              0.74
0.71            0.26
Net realized and unrealized gain (loss) on
  investments                                       (0.70)           (0.19)             0.26
(0.04)           0.11
  TOTAL FROM INVESTMENT OPERATIONS                  (0.03)            0.51              1.00
0.67            0.37
Less Distributions:
Distributions from net investment income            (0.68)           (0.71)            (0.70)
(0.71)          (0.25)
Net Asset Value, End of Period                      $9.11            $9.82            $10.02
$9.72           $9.76
Total Return3                                       (0.35%)           5.14%            10.73%
7.21%           3.92%

Ratios to Average Net Assets:
Expenses4                                            1.22%            1.20%             1.25%
1.30%           1.37%/5/
Net investment income4                               6.91%            6.74%             7.10%
7.21%           7.87%/5/
Expenses (after waivers)                             1.06%            1.05%             1.05%
1.05%           1.02%/5/
Net investment income (after waivers)                7.07%            6.89%             7.30%
7.46%           8.22%/5/
Supplemental Data:
Net assets, end of period (000 omitted)          $249,056         $210,768          $111,377
$37,045          $5,070
Portfolio turnover                                     31%              20%               55%
49%             77%



1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the periods from June 28, 1995 (date of initial public investment) to October 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                             1999/1/            1998               1997
1996          1995/2/
Net Asset Value, Beginning of Period                $9.83           $10.02             $9.72
$9.76           $9.64
Income From Investment Operations:
Net investment income                                0.60             0.61              0.64
0.64            0.24
Net realized and unrealized gain (loss)
  on investments                                    (0.70)           (0.18)             0.28
(0.04)           0.11
  TOTAL FROM INVESTMENT OPERATIONS                  (0.10)            0.43              0.92
0.60            0.35
Less Distributions:
Distributions from net investment income            (0.61)           (0.62)            (0.62)
(0.64)          (0.23)
Net Asset Value, End of Period                      $9.12            $9.83            $10.02
$9.72           $9.76
Total Return/3/                                     (1.11%)           4.34%             9.86%
6.40%           3.72%

Ratios to Average Net Assets:
Expenses/4/                                          1.97%            1.95%             2.00%
2.05%           2.11%/5/
Net investment income/4/                             6.16%            5.99%             6.35%
6.46%           7.06%/5/
Expenses (after waivers)                             1.86%            1.85%             1.85%
1.85%           1.81%/5/
Net investment income (after waivers)                6.27%            6.09%             6.50%
6.66%           7.36%/5/
Supplemental Data:
Net assets, end of period (000 omitted)          $345,034         $302,010          $191,600
$125,620         $27,768
Portfolio turnover                                     31%              20%               55%
49%             77%


1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the periods from June 28, 1995 (date of initial public investment) to October 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.



FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                             1999/1/            1998               1997
1996          1995/2/
Net Asset Value, Beginning of Period                $9.83           $10.02             $9.72
$9.76           $9.64
Income From Investment Operations:
Net investment income                                0.60             0.61              0.64
0.64            0.24
Net realized and unrealized gain (loss)
  on investments                                    (0.70)           (0.18)             0.28
(0.04)           0.11
  TOTAL FROM INVESTMENT OPERATIONS                  (0.10)            0.43              0.92
0.60            0.35
Less Distributions:
Distributions from net investment income            (0.61)           (0.62)            (0.62)
(0.64)          (0.23)
Net Asset Value, End of Period                      $9.12            $9.83            $10.02
$9.72           $9.76
Total Return/3/                                     (1.11%)           4.35%             9.86%
6.40%           3.72%

Ratios to Average Net Assets:
Expenses/4/                                          1.97%            1.95%             2.00%
2.05%           2.11%/5/
Net investment income/4/                             6.16%            5.99%             6.35%
6.50%           7.01%/5/
Expenses (after waivers)                             1.86%            1.85%             1.85%
1.85%           1.81%/5/
Net investment income (after waivers)                6.27%            6.09%             6.50%
6.70%           7.31%/5/
Supplemental Data:
Net assets, end of period (000 omitted)           $92,875          $76,645           $39,398
$22,897          $5,508
Portfolio turnover                                     31%              20%               55%
49%             77%



1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the periods from June 28, 1995 (date of initial public investment) to October 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge. Federated Bond Fund


NOTES

NOTES


A Statement of Additional Information (SAI) dated December 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[LOGO OF FEDERATED INVESTORS]

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07021
Cusip 461444507

(Effective February 1, 2000, the CUSIP number will be 31420F103)

Cusip 461444606

(Effective February 1, 2000, the CUSIP number will be 31420F202)

Cusip 461444705

(Effective February 1, 2000, the CUSIP number will be 31420F301)


G01271-01 (12/99)

[LOGO OF FEDERATED INVESTORS]

WORLD-CLASS INVESTMENT MANAGER/SM/

FEDERATED
BOND FUND

A Portfolio of Investment Series
Funds, Inc. (Effective on or about
February 1, 2000, Investment Series
Funds, Inc. will be named Federated
Investment Series Funds, Inc.)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


P R O S P E C T U S


DECEMBER 31, 1999



PROSPECTUS

Federated Bond Fund

A Portfolio of Investment Series Funds, Inc.
(Effective on or about February 1, 2000, Investment Series Funds, Inc. will be named Federated Investment Series Funds, Inc.)

CLASS F SHARES

A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            7
What do Shares Cost?                                             8
How is the Fund Sold?                                           10
How to Purchase Shares                                          11
How to Redeem and Exchange Shares                               12
Account and Share Information                                   14
Who Manages the Fund?                                           15
Financial Information                                           16




Not FDIC Insured
May Lose Value
No Bank Guarantee


DECEMBER 31, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 65% of its assets in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

Interest Rate Risks

Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks

There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risks
The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Risks Associated with
Non-Investment Grade Securities

The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class F Shares of Federated Bond Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-20.00%" and increasing in increments of 20.00% up to 60.00%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class F Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 1.32%, (9.59%), 44.62%, 15.94%, 16.31%, (3.36%), 20.18%, 5.40%, 10.92%, and
5.62%.]


The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-end basis.

The Fund's Class F Shares are sold subject to a sales charge (load). The total returns displayed for the Fund's Class F Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class F Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.35%).

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 21.02% (quarter ended March 31, 1991). Its lowest quarterly return was (7.31%) (quarter ended September 30, 1990).

Average Annual Total Return Table


The following table represents the Fund's Class F Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's Class F Shares total returns averaged over a period of years relative to the Lehman Brother Corporate Bond Index (LBCBI), which is a broad-based market index, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB), an average of funds with similar investment objectives. The LBCBI is comprised of a large universe of bonds issued by industrial, utility, and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch IBCA, Inc. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                        1 Year         5 Years           10 Years
Class F                                 3.61%          7.26%              9.75%
LBCBI                                   8.57%          7.74%              9.86%
LCDBBB                                  6.09%          6.99%              9.20%

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class F Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)...................................... 1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price
or....................................... 1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions)..................................... None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if
applicable)........................................................ None
Exchange
Fee..............................................................................................................
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/.........................................................................................................
0.75%
Distribution (12b-1)
Fee.................................................................................................. None
Shareholder Services
Fee/3/............................................................................................... 0.25%
Other
Expenses............................................................................................................
0.22%
Total Annual Fund Operating
Expenses...................................................................................... 1.22%


/1/ Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1999.

     Total Waivers of Fund Expenses....................................... 0.13%
     Total Actual Annual Operating Expenses (after waivers)............... 1.09%

/2/ The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.64% for the fiscal year ended October 31, 1999.

/3/ The shareholder services provider has voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class F Shares (after the voluntary waiver) was 0.23% for the fiscal year ended October 31, 1999.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class                  1 Year        3 Years        5 Years         10 Years
Class F
Expenses assuming            $323           $583           $764            $1,563
 redemption
Expenses assuming no         $223           $483           $764            $1,563
 redemption

What are the Fund's Investment Strategies?


Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic investment grade debt securities, including corporate debt securities and U.S. government obligations. Investment grade debt securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

  The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's credit risk (in the case of corporate securities) in order to complete the analysis.

  Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of corporate debt securities, when available, while attempting to limit the associated credit risks. The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

  The Fund may invest up to 35% of its portfolio in non-investment grade fixed income securities, which are rated BB or lower by an NRSRO. The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Fund may invest in non-investment grade securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser.

  The Adviser may invest a portion of the Fund's assets in corporate debt securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.


The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook, but the Fund has no set duration parameters. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:


 .  current and expected U.S. growth;
 .  current and expected interest rates and inflation;
 .  the U.S. Federal Reserve Board's monetary policy; and
 .  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 .  it is organized under the laws of, or has a principal office located in, another country;
 . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Substantially all of the Fund's foreign securities are denominated in U.S. dollars.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RATINGS

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

  Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc., also known as junk bonds or high yield bonds, have speculative characteristics.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities as determined by an independent pricing service.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

           Maximum Sales Charge


                       Minimum
                       Initial/
                       Subsequent           Front-End        Contingent
                       Investment           Sales            Deferred
Shares Offered         Amounts/1/           Charge/2/        Sales Charge/3/
Class F                $1,500/$100            1.00%              1.00%

/1/ The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
/2/ Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
/3/  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


                              Sales Charge as
                              a Percentage of       Sales Charge as
Class F Shares                Public Offering       a Percentage of
Purchase Amount               Price                 NAV
Less than $1 million          1.00%                 1.01%
$1 million or greater         0.00%                 0.00%


If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be eliminated by:

 .  purchasing Shares in greater quantities to reduce the applicable sales charge;
 .  combining concurrent purchases of Shares:
 . by you, your spouse, and your children under age 21; or . of the same share class of two or more Federated Funds (other than money market funds);
 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:
 .  within 120 days of redeeming Shares of an equal or lesser amount;
 .  when the Fund's Distributor does not advance payment to the investment professional for your purchase;
 .  by exchanging shares from the same share class of another Federated Fund;
 . for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or
 .  through investment professionals that receive no portion of the sales charge.

  If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class F Shares
Purchase Amount                            Shares Held                CDSC
Up to $2 million                           4 years or less            1.00%
$2 - $5 million                            2 years or less            0.50%
$5 million or more                         1 year or less             0.25%


If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:
 .  purchased with reinvested dividends or capital gains;
 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;
 . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
 .  purchased through investment professionals who did not receive advanced sales payments;
 .  if, after you purchase Shares, you become disabled as defined by the IRS;
 .  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
 . if your redemption is a required retirement plan distribution; or . upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
 . Shares that are not subject to a CDSC; and . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 . Send your payment to the Fund by Federal Reserve wire or check according to the instructions in the sections "By Wire" or "By Check."

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:
 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:
 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 .  your redemption will be sent to an address other than the address of record;
 .  your redemption will be sent to an address of record that was changed within the last 30 days;
 .  a redemption is payable to someone other than the shareholder(s) of record;
   or
 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or
 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Fund's portfolio managers are:

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since June 1992. He is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since June 1992. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                  1999/1/          1998            1997
1996             1995
Net Asset Value, Beginning of Period               $   9.83         $  10.02        $   9.72           $
9.76         $   9.08
Income From Investment
Operations:
Net investment income                                  0.67             0.69            0.72
0.71             0.79
Net realized and unrealized gain (loss)               (0.70)           (0.18)           0.28
(0.04)            0.65
 on
investments
 TOTAL FROM INVESTMENT OPERATIONS                     (0.03)            0.51            1.00
0.67             1.44
Less
Distributions:
Distributions from net investment income              (0.68)           (0.70)          (0.70)
(0.71)           (0.76)
Net Asset Value, End of Period                     $   9.12         $   9.83        $  10.02           $
9.72         $   9.76
Total Return/2/                                       (0.35%)           5.12%          10.70%
7.18%           16.51%

Ratios to Average Net
Assets:
Expenses3                                              1.22%            1.20%           1.25%
1.30%            1.34%
Net investment income/3/                               6.89%            6.74%           7.10%
7.16%            7.89%
Expenses (after waivers)                               1.09%            1.08%           1.08%
1.08%            1.03%
Net investment income (after waivers)                  7.02%            6.86%           7.27%
7.38%            8.20%
Supplemental
Data:
Net assets, end of period (000 omitted)            $375,902         $393,905        $325,531
$267,720         $195,502
Portfolio turnover                                       31%              20%             55%
49%              77%

/1/ For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.
/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/3/ During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1999, which can be obtained free of charge.

NOTES

[LOGO]
WORLD-CLASS INVESTMENT MANAGER(SM)

Federated Bond Fund

A Portfolio of Investment Series Funds, Inc. (Effective on or about February 1, 2000, Investment Series Funds, Inc. will be named Federated Investment Series Funds, Inc.)

CLASS F SHARES

DECEMBER 31, 1999


A Statement of Additional Information (SAI) dated December 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[Federated Logo]
Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07021
Cusip 461444309
(Effective February 1, 2000,

the CUSIP number will be 31420F400)


G01271-02-F (12/99)


Federated is a registered mark
of Federated investors, Inc.
1999 (c)Federated Investors, Inc.

 [LOGO]
RECYCLED
 PAPER


DECEMBER 31, 1999


STATEMENT OF ADDITIONAL INFORMATION

Federated Bond Fund

A Portfolio of Investment Series Funds, Inc.

(Effective on or about February 1, 2000, Investment Series Funds, Inc. will be named Federated Investment Series Funds, Inc.)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Bond Fund (Fund), dated December 31, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

DECEMBER 31, 1999

Contents
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Investment Ratings
Addresses


2041304b (12/99)

How is the Fund Organized?

The Fund is a diversified portfolio of Investment Series Funds, Inc. (Corporation). Effective on or about February 1, 2000, Investment Series Funds, Inc. will be named Federated Investment Series Funds, Inc. The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on May 19, 1992. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On May 20, 1994, Class A and Class C Shares were added to the Fund. On May 19, 1995, Class B Shares were added. On June 27, 1995, shareholders approved the name of the Fund to be changed to Federated Bond Fund. On June 2, 1996, the name of the Fund's "Fortress Shares" class was changed to "Class F Shares."

The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

  Treasury Securities

  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

     Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

  Municipal Securities

  Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. As a matter of operating policy, the lowest rated municipal debt obligations in which the Fund will invest will be rated BBB or better by an NRSRO, or which are of comparable quality in the judgment of the Fund's Adviser.

  Mortgage Backed Securities


  The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.


  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. All CMOs purchased by the Fund are investment grade, as rated by an NRSRO.

       Sequential CMOs

       In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

       PACs, TACs and Companion Classes

       More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

       IOs and POs

       CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

       Floaters and Inverse Floaters

       Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


       Z Classes and Residual Classes

       CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

       The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

  Asset Backed Securities

  Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

  Bank Instruments

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance.

  Zero Coupon Securities

  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.


Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. Generally, less than 10% of the value of the Fund's total assets will be invested in equity securities. The Adviser may choose to exceed this 10% limitation if unusual market conditions suggest such investments represent a better opportunity to reach the Fund's investment objective. The following describes the types of equity securities in which the Fund invests.

  Common Stocks

  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred Stocks

  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund will treat such redeemable preferred stock as a fixed income security.

  Interests in Other Limited Liability Companies

  Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

  Real Estate Investment Trusts (REITs)

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants

  Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefor, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

  Depositary Receipts

  Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

  Foreign Exchange Contracts

  In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

  Foreign Government Securities

  Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

  The Fund reserves the right to invest up to 25% of its total assets in fixed income securities of foreign governmental units located within an individual foreign nation.

Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

  Futures Contracts

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts. The Fund may buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

  Options

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may buy put options on financial futures contracts (including index futures) and portfolio securities and listed put options on futures in anticipation of a decrease in the value of the underlying asset.

  The Fund may also write call options on futures contracts and portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

  The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

  The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Directors.

  Swaps

  Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

     Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

     Total Return Swaps

     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

  Hybrid Instruments

  Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Special Transactions

  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Securities Lending

  The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.

  Asset Coverage

  In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


  Inter-fund Borrowing and Lending Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and Bank Loan Rate.

Investment Risks

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Fixed Income Securities Investment Risks

Interest Rate Risks

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

 . Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.



Equity Securities Investment Risks

Stock Market Risks

 .  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

 . The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.




Liquidity Risks

 . Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks of Foreign Investing

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

 . Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities And Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or would own more than 10% of the outstanding voting securities of that issuer.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interest therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board of Directors (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions, and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities, and, as a matter of fundamental investment policy, which may not be changed without shareholder approval, will limit such investments to no more than 10% of its net assets. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

Writing Covered Call Options and Purchasing Put Options

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

In applying the concentration restriction, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares and Class F Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

 .  the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
 .  any associated person of an investment dealer who has a sales agreement with the Distributor; and
 .  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

 .  following the death or post-purchase disability, as defined in Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

Class B Shares Only

 .  which are qualifying redemptions of Class B Shares under a Systematic
   Withdrawal Program; and

Class F Shares Only

 . representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS A, B AND C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

 .  an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C
   Shares.

 . an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.

Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                                  Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million                   0.75%
Next $5 - $20 million                   0.50%
Over $20 million                        0.25%

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Class F Shares

Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.


As of December 3, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: MLPF&S, Jacksonville, FL, owned approximately 6,180,207 shares (23.70%); and Edward Jones & Co., Maryland Heights, MO, owned approximately 3,643,174 shares (13.97%).

As of December 3, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: MLPF&S, Jacksonville, FL, owned approximately 3,358,839 shares (8.91%).

As of December 3, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL, owned approximately 3,065,886 shares (30.74%); and Edward Jones & Co., Maryland Heights, MO, owned approximately 579,043 shares (5.81%).

As of December 3, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: Nationwide QPVA, Columbus, OH, owned approximately 6,598,282 shares (16.00%); MLPF&S, Jacksonville, FL, owned approximately 4,228,777 shares (10.26%); and Parsch & Co., Lapeer County Bank & Trust Co., Lapeer, MI, owned approximately 2,087,137 shares (5.06%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of one fund and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.


As of December 3, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C, and F Shares.

-----------------------------------------------------------------------------------------------------------------------------------
Name
Total
Birth Date                                                                                   Aggregate
Compensation
Address                         Principal Occupations                                        Compensation
From Corporation
Position With Corporation       for Past Five Years                                          From Corporation
and Fund Complex
-----------------------------------------------------------------------------------------------------------------------------------
John F. Donahue*+#              Chief Executive Officer and Director or Trustee of the                     $0
$0 for the
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated
Corporation and
Federated Investors Tower       Investors, Inc.; Chairman and Trustee, Federated
54 other investment
1001 Liberty Avenue             Investment Management Company; Chairman and Director,
companies
Pittsburgh, PA                  Federated Investment Counseling and Federated Global
in the Fund Complex
CHAIRMAN AND DIRECTOR           Investment Management Corp.; Chairman, Passport
                                Research, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                Director or Trustee of the Federated Fund Complex;                  $1,610.55
$113,860.22 for the
Birth Date: February 3, 1934    Director, Member of Executive Committee, Children's
Corporation and
15 Old Timber Trail             Hospital of Pittsburgh; Director, Robroy Industries,
54 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer storage equipment);
companies
DIRECTOR                        formerly: Senior Partner, Ernst & Young LLP; Director,
in the Fund Complex
              MED 3000 Group, Inc. (physician practice management);
             Director, Member of Executive Committee, University of
                                   Pittsburgh.
-----------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.             Director or Trustee of the Federated Fund Complex;                  $1,771.86
$125,264.48 for the
Birth Date: June 23, 1937       President, Investment Properties Corporation; Senior
Corporation and
Grubb & Ellis/Investment        Vice President, John R. Wood and Associates, Inc.,
54 other investment
Properties Corporation          Realtors; Partner or Trustee in private real estate
companies
3201 Tamiami Trail North        ventures in Southwest Florida; formerly: President,
in the Fund Complex
Naples, FL                      Naples Property Management, Inc. and Northgate Village
DIRECTOR                        Development Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis        Director or Trustee of the Federated Fund Complex;                  $1,610.55
$47,958.02for the
Birth Date: September 3, 1939   Director, Michael Baker Corporation (engineering,
Corporation and
175 Woodshire Drive             construction, operations and technical services);
29 other investment
Pittsburgh, PA                  formerly: Partner, Andersen Worldwide SC.
companies
DIRECTOR
in the Fund Complex
-----------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham              Director or Trustee of some of the Federated Fund                   $1,226.07
$0 for the
Birth Date: March 5, 1943       Complex; Chairman, President and Chief Executive
Corporation and
353 El Brillo Way               Officer, Cunningham & Co., Inc. (strategic business
46 other investment
Palm Beach, FL                  consulting); Trustee Associate, Boston College;
companies
DIRECTOR                        Director, Iperia Corp. (communications/software);
in the Fund Complex
               formerly: Director, Redgate Communications and EMC
                     Corporation (computer storage systems).

               Previous Positions: Chairman of the Board and Chief
              Executive Officer, Computer Consoles, Inc.; President
                                and Chief Operating Officer, Wang Laboratories;
               Director, First National Bank of Boston; Director,
                              Apollo Computer, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*        Director or Trustee of the Federated Fund Complex;                  $1,610.55
$113,860.22 for the
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh; Medical
Corporation and
3471 Fifth Avenue               Director, University of Pittsburgh Medical Center -
54 other investment
Suite 1111                      Downtown; Hematologist, Oncologist, and Internist,
companies
Pittsburgh, PA                  University of Pittsburgh Medical Center; Member,
in the Fund Complex
DIRECTOR                        National Board of Trustees, Leukemia Society of America.
-----------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden                 Director or Trustee of the Federated Fund Complex;                  $1,467.22
$113,860.22 for the
Birth Date: March 16, 1942      formerly: Representative, Commonwealth of Massachusetts
Corporation and
One Royal Palm Way              General Court; President, State Street Bank and Trust
54 other investment
100 Royal Palm Way              Company and State Street Corporation.
companies
Palm Beach, FL
in the Fund Complex
DIRECTOR                        Previous Positions: Director, VISA USA and VISA
                                International;     Chairman    and     Director,
                                Massachusetts  Bankers  Association;   Director,
                                Depository  Trust  Corporation;   Director,  The
                                Boston Stock Exchange.
-----------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.       Director or Trustee of some of the Federated Fund                   $1,268.40
$0 for the
Birth Date: April 10, 1945      Complex; Executive Vice President, Legal and External
Corporation and
80 South Road                   Affairs, Dugan Valva Contess, Inc. (marketing,
50 other investment
Westhampton Beach, NY DIRECTOR  communications, technology and consulting); formerly:
companies
                                Management Consultant.
in the Fund Complex

                                Previous  Positions:  Chief  Executive  Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer   of  Retail   Banking   Sector,   Chase
                                Manhattan Bank;  Senior Vice  President,  Marine
                                Midland   Bank;   Vice   President,    Citibank;
                                Assistant  Professor  of  Banking  and  Finance,
                                Frank  G.  Zarb  School  of  Business,   Hofstra
                                University.
-----------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D.,      Director or Trustee of the Federated Fund Complex;                  $1,733.35
$113,860.22 for the
S.J.D.#                         President, Law Professor, Duquesne University;
Corporation
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray; Director, Michael
and
President, Duquesne University  Baker Corp. (engineering, construction, operations and other investment
Pittsburgh, PA                  technical services).
companies
DIRECTOR
in the Fund Complex
                                Previous Positions: Dean and Professor of Law,
                                University of Pittsburgh School of Law; Dean and
              Professor of Law, Villanova University School of Law.
-----------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;                  $1,610.55
$113,860.22 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.
Corporation and
4905 Bayard Street
54 other investment
Pittsburgh, PA                  Previous Positions: National Spokesperson, Aluminum
companies
DIRECTOR                        Company of America; television producer; business owner.
in the Fund Complex
-----------------------------------------------------------------------------------------------------------------------------------
John S. Walsh                   Director or Trustee of some of the Federated Fund                   $1,226.07
$0 for the
Birth Date: November 28, 1957   Complex; President and Director, Heat Wagon, Inc.
Corporation and
2007 Sherwood Drive             (manufacturer of construction temporary heaters);
48 other investment
Valparaiso, IN                  President and Director, Manufacturers Products, Inc.
companies
DIRECTOR                        (distributor of portable construction heaters);
in the Fund Complex
                                President, Portable Heater Parts, a division of
             Manufacturers Products, Inc.; Director, Walsh & Kelly,
                 Inc. (heavy highway contractor); formerly: Vice
                         President, Walsh & Kelly, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+*        President or Executive Vice President of the Federated                     $0
$0 for the
Birth Date: April 11, 1949      Fund Complex; Director or Trustee of some of the Funds
Corporation and
Federated Investors Tower       in the Federated Fund Complex; President, Chief
16 other investment
1001 Liberty Avenue             Executive Officer and Director, Federated Investors,
companies
Pittsburgh, PA                  Inc.; President and Trustee, Federated Investment
in the Fund Complex
PRESIDENT AND DIRECTOR          Management Company; President and Trustee, Federated
                                Investment Counseling; President and Director,
                                Federated Global Investment Management Corp.;
                                President, Passport Research, Ltd.; Trustee,
                                Federated Shareholder Services Company;
                                Director, Federated Services Company.
-----------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales              Trustee or Director of some of the Funds in the                            $0
$0 for the
Birth Date: October 22, 1930    Federated Fund Complex; President, Executive Vice
Corporation and
Federated Investors Tower       President and Treasurer of some of the Funds in the                             1
other investment
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated
company
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Investment
in the Fund Complex
EXECUTIVE VICE PRESIDENT        Management Company and Federated Investment Counseling,
                                Federated Global Investment Management Corp. and
              Passport Research, Ltd.; Executive Vice President and
            Director, Federated Securities Corp.; Trustee, Federated
                          Shareholder Services Company.
-----------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle               Executive Vice President and Secretary of the Federated                    $0
$0 for the
Birth Date: October 26, 1938    Fund Complex; Executive Vice President, Secretary and
Corporation and
Federated Investors Tower       Director, Federated Investors, Inc.; Trustee, Federated
54 other investment
1001 Liberty Avenue             Investment Management Company and Federated Investment
companies
Pittsburgh, PA Counseling; Director, Federated Global Investment in the Fund
Complex EXECUTIVE VICE PRESIDENT AND Management Corp, Federated Services Company
and SECRETARY Federated Securities Corp.
-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas               Treasurer of the Federated Fund Complex; Vice President                    $0
$0 for the
Birth Date: June 17, 1954       - Funds Financial Services Division, Federated
Corporation and
Federated Investors Tower       Investors, Inc.; formerly: various management positions
54 other investment
1001 Liberty Avenue             within Funds Financial Services Division of Federated
companies
Pittsburgh, PA                  Investors, Inc.
in the Fund Complex
TREASURER
-----------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher               President or Vice President of some of the Funds in the                    $0
$0 for the
Birth Date: May 17, 1923        Federated Fund Complex; Director or Trustee of some of
Corporation and
Federated Investors Tower       the Funds in the Federated Fund Complex; Executive Vice                         6
other investment
1001 Liberty Avenue             President, Federated Investors, Inc.; Chairman and
companies
Pittsburgh, PA                  Director, Federated Securities Corp.
in the Fund Complex
VICE PRESIDENT
-----------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III          Chief Investment Officer of this Fund and various other                    $0
$0 for the
Birth Date: March 3, 1949       Funds in the Federated Fund Complex; Executive Vice
Corporation and
Federated Investors Tower       President, Federated Investment Counseling, Federated
41 other investment
1001 Liberty Avenue             Global Investment Management Corp., Federated Investment
companies
Pittsburgh, PA                  Management Company and Passport Research, Ltd.;
in the Fund Complex
CHIEF INVESTMENT OFFICER        Registered Representative, Federated Securities Corp.;
              Portfolio Manager, Federated Administrative Services;
              Vice President, Federated Investors, Inc.; formerly:
               Executive Vice President and Senior Vice President,
             Federated Investment Counseling Institutional Portfolio
              Management Services Division; Senior Vice President,
              Federated Investment Management Company and Passport
                                 Research, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Joseph M. Balestrino            Joseph M. Balestrino has been the Fund's Portfolio                         $0
$0 for the
Birth Date: November 3, 1954    Manager since June 1992. He is Vice President of the
Corporation and
Federated Investors Tower       Corporation. Mr. Balestrino joined Federated in 1986 and                        3
other investment
1001 Liberty Avenue             has been a Senior Portfolio Manager and Senior Vice
companies
Pittsburgh, PA                  President of the Fund's Adviser since 1998. He was a
in the Fund Complex
VICE PRESIDENT                  Portfolio Manager and a Vice President of the Fund's
              Adviser from 1995 to 1998. Mr. Balestrino served as a
            Portfolio Manager and an Assistant Vice President of the
            Adviser from 1993 to 1995. Mr. Balestrino is a Chartered
              Financial Analyst and received his Master's Degree in
               Urban and Regional Planning from the University of
                                   Pittsburgh.
-----------------------------------------------------------------------------------------------------------------------------------

* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Corporation.
++Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                                       on the first $250 million
0.125 of 1%                                       on the next $250 million
0.100 of 1%                                       on the next $250 million
0.075 of 1%                                       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTs

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31,

                                                          1999
1998                           1997
Advisory Fee Earned                                    $8,043,846
$6,185,961                     $4,127,217
Advisory Fee Reduction                                 $1,188,200                   $
855,524                     $  842,462
Brokerage Commissions                                  $        0                   $
0                     $        0
Administrative Fee                                     $  808,675                   $
621,951                     $  415,495
12b-1 Fee
Class A Shares                                         $        0
--                             --
Class B Shares                                         $2,563,851
--                             --
Class C Shares                                         $  685,661
--                             --
Shareholder Services Fee
 Class A Shares                                        $  483,966
--                             --
 Class B Shares                                        $  854,617
--                             --
 Class C Shares                                        $  228,554
--                             --
 Class F Shares                                        $  913,703
--                             --

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended October 31, 1999.

Yields are given for the 30-day period ended October 31, 1999.

                                                                                                    Start of
Performance
                                          30-Day Period                      1 Year                 on June 28,
1995
Class A Shares
Total Return                              NA                                 (4.81%)                4.98%
Yield                                     7.11%                              NA                     NA
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Start of
Performance
                                          30-Day Period                      1 Year                 on June 28,
1995
Class B Shares
Total Return                              NA                                 (6.21%)                4.92%
Yield                                     6.63%                              NA                     NA
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Start of
Performance
                                          30-Day Period                      1 Year                 on June 28,
1995
Class C Shares
Total Return                              NA                                 (2.04%)                5.29%
Yield                                     6.64%                               NA                    NA
------------------------------------------------------------------------------------------------------------------------------------

                                          30-Day Period                      1 Year                 5
Years            10 Years
Class F Shares
Total Return                              NA                                (2.28%)
7.47%               9.18%
Yield                                     7.42%                              NA
NA                  NA
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the

Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers High Yield Index. Covers the universe of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Salomon Brothers Aaa-Aa Corporates Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

Merrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Corporation and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

The Lehman Brothers Corporate Bond Index is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed Mutual Funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended October 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Bond Fund dated October 31, 1999.



Investment Ratings

Standard and Poor's Long-Term Debt Rating Definitions AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 . Leading market positions in well-established industries;
 . High rates of return on funds employed;
 . Conservative capitalization structure with moderate reliance on debt and ample asset protection;
 . Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.




Addresses

FEDERATED BOND FUND

Class A Shares
Class B Shares
Class C Shares
Class F Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


PART C.       OTHER INFORMATION.

Item 23.
                    (a)    Copy of Articles of Incorporation of the Registrant;
                           (1) (i) Conformed copy of Articles Supplementary,
                           dated
                                July 1, 1993; (12)
                           (ii) Conformed copy of Articles Supplementary, dated
                       May 20, 1994; (12)
                           (iii)Conformed copy of Articles Supplementary, dated
                              May 18, 1995; (12)
                           (iv) Conformed copy of Articles of Amendment, dated
                       March 29, 1996; (12)
                           (v)  Conformed copy of Articles Supplementary, dated
                              November 15, 1996; (12)
                           (vi) Conformed copy of Certificate of Correction,
                                dated February 28, 1997; (12)
                           (vii)Conformed copy of Certificate of Correction,
                       dated February 28, 1997; (12)
                    (b)    Copy of By-Laws of the Registrant; (1)
                           (i)   Copy of Amendment No.1 to the By-Laws of
                                 Registrant; (11)
                           (ii)  Copy of Amendment No.2 to the By-Laws of
                                 Registrant; (11)
                        (iii)Copy of Amendment No.3 to the By-Laws of
                              Registrant; (11)
                    (c)    (i)   Copies of Specimen Certificates for Shares of
                                 Capital Stock of Federated Bond
                                 Fund; (5)
                           (ii)  Copy of Specimen Certificate for Shares of
                                Common Stock of Class F Shares of
                                 Federated Bond Fund; (7)
                    (d) Conformed copy of Investment Advisory Contract of the Registrant; (3) (e) (i) Copy of Distributor's Contract of Registrant; (2)
                                        (a) Conformed copy of Exhibits C and D
                                        to Distributor's Contract; (4) (b)
                                        Conformed copy of Exhibits E, F, and G
                                        to Distributor's Contract;
                                               (5)
                                 (ii)   Conformed copy of Distributor's Contract
                                        (Class B Shares) including Exhibit 1 and
                                        Schedule A; (10)
                                 (iii)  The Registrant hereby incorporates the
                                        conformed copy of the specimen Mutual
                                        Funds Sales and Service Agreement;
                                        Mutual Funds Service Agreement; and Plan
                                        Trustee/Mutual Funds Service Agreement
                                        from Item 24(b)(6) of the Cash Trust
                                        Series II Registration Statement on Form
                                        N-1A, filed with the Commission on July
                                        24, 1995. (File Nos. 33-38550 and
                                        811-6269);
                    (f)    Not applicable;

 +     All exhibits have been filed electronically via EDGAR.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 21, 1992. (File No. 33-48847)

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 29, 1993 (File No. 33-48847)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed February 18, 1997 (File No. 33-48847)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 31, 1997 (File No. 33-48847)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 29, 1999 (File No. 33-48847)

                    (g) (i) Conformed copy of Custodian Agreement of the Registrant;(3) (ii) Conformed copy of State Street Domestic Custody Fee Schedule; (9)
                    (h) (i) Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares) including Exhibit 1 and Schedule A; (10)
                           (ii) Conformed copy of Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedule A; (10)
                           (iii) Amended and Restated Agreement for Fund Accounting Services, Administrative
                                    Services, Transfer Agency Services, and
                                    Custody Services Procurement; (11)
                           (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos.
                                    2-75670 and 811-3375);
                           (v) Conformed copy of Amended and Restated
                           Shareholder Services Agreement; (9) (vi) The responses described in Item 24(b)(6)(ii) are hereby incorporated by reference;
                    (i) Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2) (j) Conformed copy of Consent of Independent Auditors; (+) (k) Not applicable; (l) Not applicable; (m) (i) Copy of Distribution Plan; (2)
                           (ii) Conformed Copy of Exhibits B and C to
                           Distribution Plan; (4) (iii) Conformed Copy of Exhibits D, E, and F to Distribution Plan; (5) (iv) Conformed copy of Exhibit 1 to the 12b-1 Distribution Plan (Class B Shares) of
                                    the Registrant; (10)

                    (v) The responses described in Item 24(b)(6)(ii) are hereby incorporated by reference;


 +     All exhibits have been filed electronically via EDGAR.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 29, 1993 (File No. 33-48847)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed October 24, 1997 (File No. 33-48847)

10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 31, 1997 (File No. 33-48847)

11) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847)

                    (n) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                    (o)    (i)      Conformed Copy of Power of Attorney; (12)
                           (ii)     Conformed Copy of Power of Attorney of Chief
Investment Officer of the Registrant (12)
                           (iii) Conformed Copy of Power of Attorney of Trustee
                                   John F. Cunningham; (12)
                           (iv)  Conformed Copy of Power of Attorney of Trustee
                                   Charles F. Mansfield, Jr.; (12)
                           (v)   Conformed Copy of Power of Attorney of Trustee
                                    John S. Walsh. (12)

Item 24.      Persons Controlled by or Under Common Control with Fund:

              None


Item 25.      Indemnification:  (1)


 +     All exhibits have been filed electronically via EDGAR.

(1)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 29, 1999 (File No. 33-48847)

Item 26.  Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

Executive Vice Presidents: William D. Dawson, III
                                 Henry A. Frantzen
                                 J. Thomas Madden

Senior Vice Presidents:          Joseph M. Balestrino
                                 David A. Briggs
                                 Drew J. Collins
                                 Jonathan C. Conley
                                 Deborah A. Cunningham
                                 Mark E. Durbiano
                                 Jeffrey A. Kozemchak
                                 Sandra L. McInerney
                                 Susan M. Nason
                                 Mary Jo Ochson
                                 Robert J. Ostrowski

Vice Presidents:              Todd A. Abraham
                                 J. Scott Albrecht
                                 Arthur J. Barry
                                 Randall S. Bauer
                                 G. Andrew Bonnewell
                                 Micheal W. Casey
                                 Robert E. Cauley
                                 Alexandre de Bethmann
                              Anthony Delserone, Jr.
                                    Michael P. Donnelly
                                 Linda A. Duessel
                                 Donald T. Ellenberger
                                 Kathleen M. Foody-Malus
                                 Thomas M. Franks
                                 James E. Grefenstette
                                 Marc Halperin
                                 Patricia L. Heagy
                                 Susan R. Hill
                                 William R. Jamison
                                 Constantine J. Kartsonas
                                 Robert M. Kowit
                                 Richard J. Lazarchic
                                 Steven Lehman
                                 Marian R. Marinack
                                 William M. Painter
                                 Jeffrey A. Petro
                                 Keith J. Sabol
                                 Frank Semack
                                 Aash M. Shah
                                 Michael W. Sirianni, Jr.
                                 Christopher Smith
                                 Edward J. Tiedge
                                 Leonardo A. Vila
                                 Paige M. Wilhelm
                                 George B. Wright

Assistant Vice Presidents: Arminda Aviles
                                 Nancy J. Belz
                                 Lee R. Cunningham, II
                                 James H. Davis, II
                                 Jacqueline A. Drastal
                                 Paul S. Drotch
                                 Salvatore A. Esposito
                                 Donna M. Fabiano
                                 Gary E. Farwell
                                 Eamonn G. Folan
                                 John T. Gentry
                                 John W. Harris
                                 Nathan H. Kehm
                                 John C. Kerber
                                 Grant K. McKay
                                 Christopher Matyszewski
                                 Natalie F. Metz
                                 Thomas Mitchell
                                 Joseph M. Natoli
                                 Trent Nevills
                                 Ihab Salib
                                 Roberto Sanchez-Dahl, Sr.
                                 James W. Schaub
                                 John Sheehy
                                 John Sidawi
                                 Matthew K. Stapen
                                 Diane Tolby
                                 Timothy G. Trebilcock
                                 Steven J. Wagner
                                 Lori A. Wolff

Secretary:                          G. Andrew Bonnewell

Treasurer:                          Thomas R. Donahue

Assistant Secretaries:     C. Grant Anderson
                                 Karen M. Brownlee
                                 Leslie K. Ross

Assistant Treasurer:             Dennis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27. Principal Underwriters:

     .........  (a) Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; and Trust for Financial Institutions.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief Executive                      Vice President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.


Arthur L. Cherry                           Director                                            --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                       --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                       --
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards                          Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari                          Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Denis McAuley III                          Assistant Treasurer,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



       (c)    Not applicable.

Item 28.      Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:




Registrant                                                Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779
                                                          (Notices should be sent to the Agent for Service at above
                                                          address)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                    P.O. Box 8600
("Transfer Agent and Dividend                             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                                Federated Investors Tower
("Administrator")                                         1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779

Federated Investment Management                           Federated Investors Tower
   Company                                                1001 Liberty Avenue
("Adviser")                                               Pittsburgh, PA  15222-3779

State Street Bank and Trust Company                       P.O. Box 8600
("Custodian")     Boston, MA 02266-8600

Item 29.      Management Services:  Not applicable.

Item 30.      Undertakings:

              Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INVESTMENT SERIES FUNDS,
INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of December, 1999.

                          INVESTMENT SERIES FUNDS, INC.

                                      BY: /s/ C. Grant Anderson
                     C. Grant Anderson, Assistant Secretary
                                      Attorney in Fact for John F. Donahue
                                      December 29, 1999


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




         NAME                                    TITLE                              DATE

By:   /s/ C. Grant Anderson
      C. Grant Anderson                          Attorney In Fact               December 29, 1999
      ASSISTANT SECRETARY                        For the Persons
                                                 Listed Below


         NAME                                    TITLE

John F. Donahue*                                 Chairman and Director
                            (Chief Executive Officer)

J. Christopher Donahue*                          President and Director

Richard J. Thomas*                               Treasurer
                            (Principal Financial and
                               Accounting Officer)

William D. Dawson, III*                          Chief Investment Officer

Thomas G. Bigley*                                Director

John T. Conroy, Jr.*                             Director

Nicholas P. Constantakis*                        Director

John F. Cunningham*                              Director

Lawrence D. Ellis, M.D.*                         Director

Peter E. Madden*                                 Director

Charles F. Mansfield, Jr.*                       Director

John E. Murray, Jr.*                             Director

Marjorie P. Smuts*                               Director

John S. Walsh*                                   Director

*By Power of Attorney
